Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of detailed information about Cash and cash equivalents [text block]	Cash and cash equivalents details as of December 31, 2017 and 2016 is as follows:
	2017	2016
Banks	5,484,981	3,319,465
Short-term investments	2,459,438	5,090,048
Cash	1,466	954
	7,945,885	8,410,467

Credit quality of issuers of investments [Member]
Disclosure of external credit grades [text block]
The following table reflects the credit quality of issuers of investments included in cash and cash equivalents:

Rating	2017	2016
AAA	2,807,170	3,198,394
A1	2,922,714	1,466,015
BRC1 +	1,152,593	312,290
F1	896,231	545,872
Aa3	99,029	-
Aa2	27,868	-
A-2	27,350	-
No rating available	12,750	67,185
F2	180	409,717
A1+	-	73,470
F1+	-	2,188,471
Prime-2	-	78,989
F3	-	37,172
Prime-3	-	32,748
B	-	144
	7,945,885	8,410,467